Foreign currency swaps and forwards - derivative financial instruments Fair value (Details) - Foreign currency forwards € in Thousands	Jun. 30, 2026 EUR (€)
Derivative financial instruments
Financial assets	€ 0
Level I
Derivative financial instruments
Financial assets	0
Level II
Derivative financial instruments
Financial assets	0
Level III
Derivative financial instruments
Financial assets	€ 0